Financial instruments by category	12 Months Ended
Dec. 31, 2023
Financial instruments by category
Financial instruments by category

Note 25     Financial instruments by category

	Assets as per statement
	of financial position
Amounts in US$ '000	2023	2022
Financial assets at fair value through profit or loss
Derivative financial instrument assets	3,775	967
Cash and cash equivalents	—	242
	3,775	1,209
Other financial assets at amortized cost
Trade receivables	65,049	71,794
To be recovered from co-venturers (Note 34)	8,630	8,750
Other financial assets (a)	12,564	12,877
Cash and cash equivalents	133,036	128,601
	219,279	222,022
Total financial assets	223,054	223,231
(a)	Non-current other financial assets relate to restricted deposits made for environmental obligations according to Brazilian government regulations. Current other financial assets correspond to short-term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2023	2022
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	70	19
	70	19
Other financial liabilities at amortized cost
Trade payables	108,977	102,125
To be paid to co-venturers (Note 34)	522	2,815
Lease liabilities	32,298	32,051
Borrowings	500,981	497,642
	642,778	634,633
Total financial liabilities	642,848	634,652

25.1 Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2023	2022
Trade receivables
Counterparties with an external credit rating (Moody’s, S&P, Fitch)
Aa3	—	2,013
A3	949	1,557
Baa1	1,721	99
Baa3	151	198
Ba1	15,068	23,755
Ba2	2,953	—
Ba3	—	2,745
B2	63	4,085
Counterparties without an external credit rating
Group 1 (a)	44,144	37,342
Total trade receivables	65,049	71,794
(a)	Group 1 – no existing balances with customers aged by more than 3 months.

All trade receivables are denominated in US Dollars, except in Brazil where they are denominated in Brazilian Real.

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2023	2022
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
Aa3	—	10,362
A1	91,747	96,077
A2	268	57
A3	16,147	10,389
Baa1	18	39
Baa2	17,585	7,030
Baa3	125	1,352
Ba1	—	64
Ba2	6,528	268
Ba3	5	3,066
B3	593	51
Counterparties without an external credit rating	12,571	12,953
Total	145,587	141,708
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 13,000 (US$ 12,000 in 2022).

25.2 Financial liabilities- contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
As of December 31, 2023
Borrowings	27,500	27,500	541,250	—
Lease liabilities	9,416	6,515	11,719	25,134
Trade payables	108,977	—	—	—
To be paid to co-venturers (Note 34)	522	—	—	—
	146,415	34,015	552,969	25,134
As of December 31, 2022
Borrowings	27,500	27,500	568,750	—
Lease liabilities	10,939	5,653	11,209	25,012
Trade payables	102,125	—	—	—
To be paid to co-venturers (Note 34)	2,815	—	—	—
	143,379	33,153	579,959	25,012

25.3 Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: amortized cost, financial assets at fair value through profit or loss and fair value through other comprehensive income. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

25.3.1 Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value as of December 31, 2023, and 2022, on a recurring basis:

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2023
Assets
Derivative financial instrument assets
Commodity risk management contracts	—	3,775	3,775
Total Assets	—	3,775	3,775
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	70	70
Total Liabilities	—	70	70

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2022
Assets
Cash and cash equivalents
Money market funds	242	—	242
Derivative financial instrument assets
Commodity risk management contracts	—	967	967
Total Assets	242	967	1,209
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	19	19
Total Liabilities	—	19	19

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as of December 31, 2023.

25.3.2 Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	The use of quoted market prices or dealer quotes for similar instruments.
●	The mark-to-market fair value of the Group’s outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.
●	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

25.3.3 Fair values of other financial instruments (unrecognized)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short-term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments as of December 31, 2023, amounts to US$ 443,690,000 (US$ 431,660,000 in 2022). The fair values are based on market price for the Notes and cash flows discounted for other borrowings using a rate based on the borrowing rate and are within level 1 and level 2 of the fair value hierarchy, respectively.